Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents

	2025	2024
	US$m	US$m
Cash and cash equivalents
Cash at bank	1,414	1,603
Term deposits	4,298	2,320
Total cash and cash equivalents	5,712	3,923
Recognition and measurement
Cash and cash equivalents in the consolidated statement of financial position comprise cash at bank and short-term deposits with an original maturity of three months or less. Cash and cash equivalents are stated at face value in the consolidated statement of financial position. There are no cash and cash equivalents (2024: nil) restricted by legal or contractual arrangements.
Foreign exchange risk
The following table summarises the Group’s cash and cash equivalents by currency.

	2025	2024
	US$m	US$m
US dollar	5,447	3,617
Australian dollar	137	173
Other	128	133
Total cash and cash equivalents	5,712	3,923